Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2023
Jatobá Farm [Member]
Revenues [Line Items]
Net revenues	R$ 5,165	R$ 902